Short-Term Bank Loans (Details) $ in Thousands, $ in Thousands																12 Months Ended
	Dec. 20, 2024 USD ($)	Nov. 30, 2024	Nov. 29, 2024 USD ($)	Nov. 29, 2024 TWD ($)	Nov. 21, 2024 USD ($)	Nov. 21, 2024 TWD ($)	Sep. 24, 2024 USD ($)	Sep. 24, 2024 TWD ($)	Jun. 03, 2024 USD ($)	Jun. 03, 2024 TWD ($)	Jan. 22, 2024 USD ($)	Jan. 22, 2024 TWD ($)	Dec. 06, 2023 USD ($)	Dec. 06, 2023 TWD ($)	Sep. 23, 2023 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 20, 2024 TWD ($)	Nov. 29, 2024 TWD ($)	Jul. 03, 2024 USD ($)	Jul. 03, 2024 TWD ($)	Dec. 03, 2023 USD ($)	Dec. 03, 2023 TWD ($)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 TWD ($)	Oct. 02, 2023 USD ($)	Oct. 02, 2023 TWD ($)	Sep. 23, 2023 USD ($)	Sep. 23, 2023 TWD ($)
Shanghai Commercial & Savings Bank loan [Member]
Short-Term Bank Loans [Line Items]
Maturity date															Sep. 23, 2025
Borrowed amount																						$ 156	$ 5,000	$ 6,525	$ 209,500	$ 6,515	$ 203,000	$ 6,515	$ 203,000	$ 6,525	$ 209,500
Interest rate																2.19%	2.19%	2.06%	2.06%			2.19%	2.19%	2.19%	2.19%	2.06%	2.06%	2.06%	2.06%	2.19%	2.19%
Outstanding borrowing																$ 6,389	$ 209,500	$ 6,630	$ 203,000
Repaid an aggregate amount							$ 6,478	$ 208,000
Taipei Fubon Bank loan [Member]
Short-Term Bank Loans [Line Items]
Maturity date	Jun. 18, 2025								Nov. 30, 2024	Nov. 30, 2024
Borrowed amount	$ 853		$ 853																	$ 27,400	$ 27,400
Interest rate	2.96%		2.85%																	2.96%	2.85%
Outstanding borrowing																$ 836	$ 27,400	$ 1,267	$ 38,800
Repaid an aggregate amount			$ 853	$ 27,400					$ 1,208	$ 38,800	$ 1,208	$ 38,800
Loan Agreement [Member] | Shanghai Commercial & Savings Bank loan [Member]
Short-Term Bank Loans [Line Items]
Credit limit															$ 300,000
Maturity date															Sep. 23, 2024
Loan Agreement [Member] | Taipei Fubon Bank loan [Member]
Short-Term Bank Loans [Line Items]
Credit limit					$ 853	$ 27,400			$ 853				$ 1,246
Repaid an aggregate amount										$ 27,400
Annual interest rate		2.76%
Line of Credit [Member] | Taipei Fubon Bank loan [Member]
Short-Term Bank Loans [Line Items]
Credit limit														$ 38,800
Annual interest rate									2.63%	2.63%